RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Additional Information (Detail)	Sep. 30, 2021 USD ($) $ / shares
Revision Of Prior Period Financial Statements [Abstract]
Temporary equity redemption price per share | $ / shares	$ 10.00
Minimum tangible assets needed post redemption of temporary equity | $	$ 5,000,001